Stock-Based Compensation Plans - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail) - Net settlement rights	12 Months Ended
Dec. 31, 2022 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate	1.84%
Expected Dividend Yield	0.72%
Expected Volatility	24.72%
Expected Life (years)	5.75